Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs International Equity Insights Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs International Equity Insights Fund

(the “Fund”)

Supplement dated September 11, 2017 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2017, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust recently approved a reduction to the Fund’s contractual management fee rate, as outlined below.

Reduction in Fund Contractual

Management Fee Rate

	Current Fee	Reduced Fee
First $1 Billion	0.85%	0.81%
Next $1 Billion	0.77%	0.73%
Next $3 Billion	0.73%	0.69%
Next $3 Billion	0.72%	0.68%
Over $8 Billion	0.71%	0.67%

Effective immediately, the Fund’s Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs International Equity Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.28%		0.53%		0.14%		0.39%		0.28%		0.28%		0.12%		0.28%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.28%		0.28%		0.14%		0.14%		0.28%		0.28%		0.12%		0.28%
Total Annual Fund Operating Expenses	1.34%		2.09%		0.95%		1.45%		1.09%		1.59%		0.93%		1.34%
Fee Waiver and Expense Limitation[4]	(0.15)%		(0.15)%		(0.10)%		(0.10)%		(0.15)%		(0.15)%		(0.09)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.19%		1.94%		0.85%		1.35%		0.94%		1.44%		0.84%		1.19%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs International Equity Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$665	$937	$1,230	$2,062
Class C Shares
– Assuming complete redemption at end of period	$297	$640	$1,110	$2,409
– Assuming no redemption	$197	$640	$1,110	$2,409
Institutional Shares	$87	$293	$516	$1,157
Service Shares	$137	$449	$783	$1,727
Investor Shares	$96	$332	$586	$1,315
Class R Shares	$147	$487	$852	$1,877
Class R6 Shares	$86	$287	$506	$1,135
Class T Shares	$368	$650	$952	$1,810

Goldman Sachs International Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs International Equity Insights Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs International Equity Insights Fund

(the “Fund”)

Supplement dated September 11, 2017 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2017, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust recently approved a reduction to the Fund’s contractual management fee rate, as outlined below.

Reduction in Fund Contractual

Management Fee Rate

	Current Fee	Reduced Fee
First $1 Billion	0.85%	0.81%
Next $1 Billion	0.77%	0.73%
Next $3 Billion	0.73%	0.69%
Next $3 Billion	0.72%	0.68%
Over $8 Billion	0.71%	0.67%

Effective immediately, the Fund’s Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs International Equity Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.28%		0.53%		0.14%		0.39%		0.28%		0.28%		0.12%		0.28%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.28%		0.28%		0.14%		0.14%		0.28%		0.28%		0.12%		0.28%
Total Annual Fund Operating Expenses	1.34%		2.09%		0.95%		1.45%		1.09%		1.59%		0.93%		1.34%
Fee Waiver and Expense Limitation[4]	(0.15)%		(0.15)%		(0.10)%		(0.10)%		(0.15)%		(0.15)%		(0.09)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.19%		1.94%		0.85%		1.35%		0.94%		1.44%		0.84%		1.19%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs International Equity Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$665	$937	$1,230	$2,062
Class C Shares
– Assuming complete redemption at end of period	$297	$640	$1,110	$2,409
– Assuming no redemption	$197	$640	$1,110	$2,409
Institutional Shares	$87	$293	$516	$1,157
Service Shares	$137	$449	$783	$1,727
Investor Shares	$96	$332	$586	$1,315
Class R Shares	$147	$487	$852	$1,877
Class R6 Shares	$86	$287	$506	$1,135
Class T Shares	$368	$650	$952	$1,810

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs International Equity Insights Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.19%	[3]
1 Year	rr_ExpenseExampleYear01	$ 665
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,230
10 Years	rr_ExpenseExampleYear10	$ 2,062
Goldman Sachs International Equity Insights Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.94%	[3]
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,110
10 Years	rr_ExpenseExampleYear10	2,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,110
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,409
Goldman Sachs International Equity Insights Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	$ 1,157
Goldman Sachs International Equity Insights Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.35%	[3]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	$ 1,727
Goldman Sachs International Equity Insights Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.94%	[3]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	586
10 Years	rr_ExpenseExampleYear10	$ 1,315
Goldman Sachs International Equity Insights Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.44%	[3]
1 Year	rr_ExpenseExampleYear01	$ 147
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	852
10 Years	rr_ExpenseExampleYear10	$ 1,877
Goldman Sachs International Equity Insights Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	506
10 Years	rr_ExpenseExampleYear10	$ 1,135
Goldman Sachs International Equity Insights Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.19%	[3]
1 Year	rr_ExpenseExampleYear01	$ 368
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	952
10 Years	rr_ExpenseExampleYear10	$ 1,810

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.